Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Staff Costs

	2021 $m	2020 $m	2019 $m
Staff costs
Wages and salaries	1,315	1,233	1,982
Social security costs	86	86	131
Pension and other post-retirement benefits:
Defined benefit plans (note 27)	2	3	3
Defined contribution plans	41	36	64
	1,444	1,358	2,180

Analysed as:
Costs borne by IHG a	569	500	735
Costs borne by the System Fund b	304	242	313
Costs reimbursed	571	616	1,132
	1,444	1,358	2,180

Summary of Average Number of Employees

	2021	2020	2019
Monthly average number of employees, including part-time employees
Employees whose costs are borne by IHG:
Americas	1,481	1,931	2,170
EMEAA	2,808	4,088	5,227
Greater China	299	314	339
Central	1,425	1,813	1,900
	6,013	8,146	9,636
Employees whose costs are borne by the System Fund	4,508	4,686	4,800
Employees whose costs are reimbursed	11,807	15,980	22,207
	22,328	28,812	36,643

Summary of Director's Emoluments

	2021 $m	2020 $m	2019 $m
Directors’ remuneration
Base salaries, fees, annual performance payments and benefits	8.4	4.2	6.4